Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
September 30, 2025
VIGC-NPRT3-1125
1.837325.119
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	2,147,000	2,154,276
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	758,000	760,977
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	4,137,000	4,153,879
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	2,397,000	2,405,162
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	2,445,000	2,452,264
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	2,057,000	2,066,495
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	2,092,000	2,097,123
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	1,856,000	1,864,682
TOTAL BAILIWICK OF JERSEY		17,954,858
GRAND CAYMAN (UK OVERSEAS TER) - 5.3%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	2,190,000	2,198,020
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	3,132,569	3,132,569
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)	3,132,569	3,133,938
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	2,577,000	2,587,419
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	1,532,000	1,535,884
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	3,308,000	3,319,214
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	2,687,000	2,699,057
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	1,039,487	1,040,349
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	1,386,000	1,394,209
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	2,126,000	2,128,930
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	2,173,138	2,174,811
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	1,292,000	1,294,092
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	3,122,000	3,130,639
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	2,095,000	2,104,300
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	2,282,638	2,285,633
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	2,122,000	2,117,588
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	2,810,000	2,815,227
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	2,227,000	2,227,960
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	1,601,217	1,603,154
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	1,648,000	1,652,641
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	2,843,000	2,852,069
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	1,960,000	1,961,494
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	1,848,000	1,854,503
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	2,429,000	2,428,990
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	1,562,000	1,566,333
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	1,887,884	1,887,884
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 1.25% 10/23/2038 (b)(c)(d)(e)	1,403,000	1,403,612
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	2,120,000	2,125,024
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	2,425,000	2,427,862
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	2,990,000	2,990,356
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	2,356,000	2,364,642
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	2,806,000	2,815,978
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	2,075,083	2,076,051
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	2,219,000	2,224,252
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	2,283,000	2,288,073
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	2,121,000	2,118,686
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	2,662,000	2,667,324
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 1.24% 11/20/2038 (b)(c)(d)	2,662,000	2,662,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	2,133,000	2,142,223
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	2,396,000	2,402,313
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	932,341	913,685
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	2,115,000	2,120,412
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	1,534,000	1,534,749
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	1,000,000	1,003,521
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	2,186,940	2,188,805
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	2,724,000	2,733,567
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	1,390,072	1,391,090
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	2,169,000	2,176,641
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	2,357,478	2,363,431
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	1,483,000	1,483,064
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	1,342,000	1,345,642
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	1,823,166	1,823,954
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	5,340,000	5,344,763
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	2,086,000	2,092,350
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	1,997,000	1,997,222
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	2,717,000	2,722,621
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	2,531,000	2,532,610
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	2,147,000	2,152,443
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	3,605,000	3,612,347
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	2,254,000	2,258,071
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	2,452,000	2,461,364
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	1,397,000	1,398,382
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	1,921,000	1,925,349
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	3,069,000	3,081,319
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	250,000	250,585
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	1,936,000	1,935,028
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	834,000	835,945
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	2,158,000	2,157,804
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	1,080,753	1,081,336
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	2,268,706	2,266,265
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.4104% 10/20/2038 (b)(c)(d)	761,000	763,244
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	979,912	948,585
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	1,065,000	1,068,590
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	2,626,000	2,628,705
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	1,380,000	1,383,507
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.4595% 10/17/2038 (b)(c)(d)	2,113,000	2,117,414
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	1,771,000	1,776,795
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	1,886,000	1,892,716
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	1,643,391	1,643,784
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	587,196	586,856
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	952,199	924,320
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	2,387,000	2,392,679
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	1,190,000	1,194,258
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	648,000	650,667
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		170,991,788
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	860,214	873,883
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	1,736,000	1,735,339
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	2,418,000	2,426,354
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	1,400,000	1,402,066
TOTAL MULTI-NATIONAL		5,563,759
UNITED STATES - 2.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,555,999	1,606,670
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,420,978	1,467,251
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,270,658	1,298,415
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	179,959	178,163
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	65,750	64,110
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	900,291	863,307
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,389,310	2,251,795
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	1,728,648	1,769,510
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	173,380	170,596
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	1,824,356	1,723,742
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	517,762	517,927
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	234,835	231,781
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	612,840	597,524
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	666,261	632,956
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	52,710	52,385
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,710,325	1,691,084
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	4,594,013	4,078,086
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	847,000	824,527
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	2,272,000	2,278,434
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	2,937,739	2,998,481
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,690,000	1,714,129
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	2,081,000	2,079,974
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	596,498	589,036
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	3,255,425	3,251,491
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,791,000	1,825,462
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	1,335,000	1,361,517
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	3,235,000	3,245,352
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 0% 10/17/2038 (b)(c)(d)	2,081,000	2,081,000
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	4,200,000	4,242,355
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,240,000	2,249,187
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	391,764	400,995
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	2,425,000	2,425,243
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	1,400,555	1,343,197
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	1,518,910	1,492,745
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	1,356,790	1,264,916
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	923,826	882,494
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	733,000	727,444
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	560,000	532,198
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,435,593	1,472,654
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,938,353	2,023,730
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	3,717,905	3,769,891
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,210,298	2,267,519
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,643,028	2,632,796
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	2,756,173	2,756,587
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,304,145	1,307,949
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	3,045,000	3,052,045
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.1324% 9/25/2034 (c)(d)	2,011	2,143
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	1,769,643	1,792,411
TOTAL UNITED STATES		78,083,204
TOTAL ASSET-BACKED SECURITIES (Cost $272,765,245)		273,467,492

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	877,049
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,595,560

TOTAL BANK NOTES (Cost $3,277,628)		3,472,609

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	8,367	8,587
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	336	314
TOTAL UNITED STATES		8,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,424)		8,901

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	911,877	864,573
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	265,000	246,615
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	189,674
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (d)	1,307,000	1,407,515
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	417,166
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,846,987
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	379,838
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.4923% 3/15/2041 (b)(c)(d)	1,158,518	1,160,690
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.5221% 6/15/2041 (b)(c)(d)	1,665,000	1,667,081
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.7917% 6/15/2041 (b)(c)(d)	822,000	823,798
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.9914% 6/15/2041 (b)(c)(d)	581,000	582,271
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(d)	7,379,000	7,521,235
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.5418% 3/15/2041 (b)(c)(d)	4,921,709	4,924,785
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.7915% 5/15/2041 (b)(d)	2,925,317	2,928,974
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.1963% 4/15/2034 (b)(c)(d)	780,087	776,187
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.4963% 4/15/2034 (b)(c)(d)	1,007,281	997,208
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.7963% 4/15/2034 (b)(c)(d)	665,897	657,573
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.0963% 4/15/2034 (b)(c)(d)	699,023	688,538
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (b)(d)	5,519,000	5,123,673
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.9536% 10/15/2036 (b)(c)(d)	2,648,253	2,641,649
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.1633% 10/15/2036 (b)(c)(d)	396,287	395,048
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.3631% 10/15/2036 (b)(c)(d)	530,325	528,336
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.5628% 10/15/2036 (b)(c)(d)	514,682	512,752
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.212% 10/15/2036 (b)(c)(d)	1,789,733	1,783,022
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.6412% 4/15/2037 (b)(c)(d)	1,376,766	1,377,196
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.1631% 2/15/2039 (b)(c)(d)	1,304,273	1,303,051
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.4625% 2/15/2039 (b)(c)(d)	758,100	757,152
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.7119% 2/15/2039 (b)(c)(d)	758,100	757,152
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.111% 2/15/2039 (b)(c)(d)	758,100	757,152
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.9116% 12/9/2040 (b)(c)(d)	1,346,813	1,348,495
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.341% 12/9/2040 (b)(c)(d)	297,860	298,232
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.7903% 12/9/2040 (b)(c)(d)	161,102	161,404
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.443% 12/15/2039 (b)(c)(d)	2,530,313	2,536,639
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.5935% 4/15/2040 (b)(c)(d)	4,637,249	4,645,940
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.5502% 6/15/2035 (b)(c)(d)	816,000	814,725
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.592% 4/15/2041 (b)(c)(d)	3,428,624	3,437,298
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.8417% 4/15/2041 (b)(c)(d)	546,704	547,216
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.0913% 4/15/2041 (b)(c)(d)	453,664	454,231
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.294% 3/15/2030 (b)(c)(d)	6,056,379	6,043,131
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.5436% 3/15/2030 (b)(c)(d)	886,542	884,326
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.6934% 3/15/2030 (b)(c)(d)	1,249,128	1,246,005
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.0655% 2/15/2036 (b)(c)(d)	278,000	277,913
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 4.9355% 6/15/2038 (b)(c)(d)	213,047	212,914
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.0902% 4/15/2037 (b)(c)(d)	970,200	970,503
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.4402% 4/15/2037 (b)(c)(d)	219,100	219,305
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.9892% 4/15/2037 (b)(c)(d)	183,400	183,629
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.5922% 2/15/2039 (b)(c)(d)	2,661,605	2,664,100
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.9417% 2/15/2039 (b)(c)(d)	343,373	344,231
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.8414% 3/15/2041 (b)(c)(d)	841,185	842,237
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.091% 3/15/2041 (b)(c)(d)	1,116,649	1,118,394
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.3002% 2/15/2035 (b)(c)(d)	2,038,000	2,033,542
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	1,812,000	1,832,896
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,904,962	2,418,904
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	850,362
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	563,000	577,971
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 4.9665% 11/15/2038 (b)(c)(d)	3,628,064	3,624,663
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.3857% 11/15/2038 (b)(c)(d)	1,006,613	1,005,669
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.3445% 7/15/2038 (b)(c)(d)	1,022,051	1,022,051
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.6445% 7/15/2038 (b)(c)(d)	581,860	581,860
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 5.9645% 7/15/2038 (b)(c)(d)	2,105,660	2,105,660
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.5145% 7/15/2038 (b)(c)(d)	865,201	865,201
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.45% 10/15/2042 (b)(c)(d)	6,380,000	6,391,963
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.75% 10/15/2042 (b)(c)(d)	760,000	761,425
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 6% 10/15/2042 (b)(c)(d)	370,000	370,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	4,250,000	4,297,533
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.2155% 10/15/2036 (b)(c)(d)	1,559,690	1,552,866
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.4155% 10/15/2036 (b)(c)(d)	241,085	239,891
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.8155% 10/15/2036 (b)(c)(d)	2,497,757	2,485,269
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	223,602	152,049
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	386,779	208,861
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.4454% 5/15/2039 (b)(c)(d)	3,430,000	3,335,676
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.9441% 5/15/2039 (b)(c)(d)	2,383,000	2,233,895
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.2433% 5/15/2039 (b)(c)(d)	1,335,000	1,219,856
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.6921% 5/15/2039 (b)(c)(d)	1,187,000	1,079,422
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.3645% 3/15/2038 (b)(c)(d)	36,263	36,104
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.6645% 3/15/2038 (b)(c)(d)	330,648	328,583
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.0145% 3/15/2038 (b)(c)(d)	288,995	286,466
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,875,308
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.2392% 11/15/2040 (b)(c)(d)	108,571	108,571
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.9882% 11/15/2040 (b)(c)(d)	804,800	805,303
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	529,063	540,448
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.1502% 2/15/2039 (b)(c)(d)	642,000	632,514
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.8002% 2/15/2039 (b)(c)(d)	334,000	327,419
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.9954% 11/15/2038 (b)(c)(d)	2,830,547	2,827,894
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.3444% 11/15/2038 (b)(c)(d)	1,734,655	1,733,028
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.5936% 11/15/2038 (b)(c)(d)	737,143	736,452
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.8428% 11/15/2038 (b)(c)(d)	484,482	484,028
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.3931% 12/15/2039 (b)(c)(d)	3,273,000	3,277,090
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.7426% 12/15/2039 (b)(c)(d)	613,000	612,616
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.142% 12/15/2039 (b)(c)(d)	452,000	453,130
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,766,729	1,510,254
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	113,488	92,722
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.4655% 5/15/2031 (b)(c)(d)	1,349,000	1,345,738
TOTAL UNITED STATES		133,529,836
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $135,425,799)		133,529,836

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	966,000	920,236
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	736,000	605,360
TOTAL SAUDI ARABIA		1,525,596
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,691,828)		1,525,596

Non-Convertible Corporate Bonds - 22.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	802,000	769,828
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,139,000	1,115,396

TOTAL AUSTRALIA		1,885,224
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,135,000	1,105,025
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)(e)	262,000	261,605
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	799,472
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,847,336
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	983,023
Enbridge Inc 4.25% 12/1/2026	544,000	544,066
		4,173,897
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	576,565
TOTAL CANADA		5,012,067
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	2,966,000	3,112,890
Societe Generale SA 1.488% 12/14/2026 (b)(d)	2,986,000	2,967,471
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,025,000	2,067,656

TOTAL FRANCE		8,148,017
GERMANY - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	600,000	608,592
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,600,000	1,680,223
		2,288,815
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,338,000	1,336,828
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (b)	1,867,000	1,841,553
TOTAL GERMANY		5,467,196
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (b)	1,070,000	841,128
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,214,351
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,247,982
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,275,437
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	958,889
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,180,754
		8,877,413
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	485,000	484,136
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	1,433,000	1,432,036
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	219,000	222,137
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,183,000	1,213,504
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,774,000	2,893,611
		6,245,424
TOTAL IRELAND		15,122,837
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,922,000	3,930,531
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	424,000	427,057
NTT Finance Corp 4.62% 7/16/2028 (b)	429,000	433,242
NTT Finance Corp 4.876% 7/16/2030 (b)	1,128,000	1,146,130

TOTAL JAPAN		2,006,429
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,897,312
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	3,220,210
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,733,984
Petroleos Mexicanos 6.7% 2/16/2032	6,634,000	6,575,953
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	3,072,136
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,992,696
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	4,521,785

TOTAL MEXICO		23,014,076
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	9,000,000	9,139,266
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	936,000	937,125
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,700,000	2,727,566
		3,664,691
TOTAL NETHERLANDS		12,803,957
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	409,102	433,300
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (b)(d)	1,788,000	1,745,877
UBS Group AG 3.869% 1/12/2029 (b)(d)	1,233,000	1,222,672
UBS Group AG 4.194% 4/1/2031 (b)(d)	2,950,000	2,916,500
UBS Group AG 4.55% 4/17/2026	790,000	792,096
		6,677,145
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	201,516
TOTAL SWITZERLAND		6,878,661
UNITED KINGDOM - 0.6%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,130,765
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,136,000	1,172,342
Reynolds American Inc 5.7% 8/15/2035	373,000	388,276
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,259,471
Reynolds American Inc 7.25% 6/15/2037	909,000	1,045,989
		4,996,843
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (d)	2,253,000	2,283,212
Barclays PLC 5.2% 5/12/2026	1,908,000	1,917,072
Barclays PLC 5.829% 5/9/2027 (d)	2,670,000	2,693,588
Barclays PLC 6.224% 5/9/2034 (d)	2,277,000	2,449,548
Barclays PLC 6.49% 9/13/2029 (d)	642,000	679,974
Barclays PLC 6.692% 9/13/2034 (d)	3,300,000	3,651,133
NatWest Group PLC 3.073% 5/22/2028 (d)	1,427,000	1,401,956
		15,076,483
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	696,000	670,803
TOTAL UNITED KINGDOM		20,744,129
UNITED STATES - 19.3%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,903,318
AT&T Inc 4.3% 2/15/2030	859,000	860,870
AT&T Inc 4.75% 5/15/2046	4,816,000	4,300,561
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,543,839
Verizon Communications Inc 4.78% 2/15/2035	2,099,000	2,064,811
		12,673,399
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,982,085
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	2,033,885
		9,015,970
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	1,023,045
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	315,717
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	1,017,739
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	646,297
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	861,128
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	5,042,522
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	899,169
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,621,313
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	831,818
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,137,120
Comcast Corp 2.937% 11/1/2056	2,100,000	1,246,161
Comcast Corp 3.9% 3/1/2038	329,000	289,620
Comcast Corp 4.65% 7/15/2042	779,000	706,940
Time Warner Cable LLC 4.5% 9/15/2042	283,000	227,384
Time Warner Cable LLC 5.5% 9/1/2041	521,000	477,466
Time Warner Cable LLC 5.875% 11/15/2040	460,000	439,702
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,448,582
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,267,522
		24,499,245
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,859,877
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,652,492
T-Mobile USA Inc 4.375% 4/15/2040	404,000	364,787
T-Mobile USA Inc 4.5% 4/15/2050	793,000	667,087
		5,544,243
TOTAL COMMUNICATION SERVICES		51,732,857

Consumer Discretionary - 0.1%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	996,728
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	512,955
McDonald's Corp 3.6% 7/1/2030	615,000	600,498
		1,113,453
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030	234,000	235,285
AutoZone Inc 4% 4/15/2030	1,629,000	1,608,029
Lowe's Cos Inc 3.35% 4/1/2027	211,000	208,938
Lowe's Cos Inc 3.75% 4/1/2032	649,000	620,797
Lowe's Cos Inc 4.25% 4/1/2052	694,000	560,380
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,185,336
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	359,723
		4,778,488
TOTAL CONSUMER DISCRETIONARY		6,888,669

Consumer Staples - 0.5%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,279,670
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (b)	2,106,000	2,145,545
Mars Inc 5% 3/1/2032 (b)	1,581,000	1,617,470
Mars Inc 5.2% 3/1/2035 (b)	1,314,000	1,343,087
Mars Inc 5.65% 5/1/2045 (b)	1,278,000	1,296,437
Mars Inc 5.7% 5/1/2055 (b)	2,548,000	2,580,987
		8,983,526
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	206,479
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,427,015
Altria Group Inc 4.5% 5/2/2043	1,137,000	980,542
Altria Group Inc 4.8% 2/14/2029	311,000	315,820
Altria Group Inc 5.95% 2/14/2049	407,000	415,945
		3,139,322
TOTAL CONSUMER STAPLES		14,608,997

Energy - 1.5%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	18,000	17,980
Halliburton Co 4.85% 11/15/2035	661,000	651,008
		668,988
Oil, Gas & Consumable Fuels - 1.5%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	394,000	416,834
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,061,000	1,132,126
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	317,000	338,094
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	571,000	612,490
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	342,000	374,924
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	364,848
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	760,000	801,836
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,037,000	1,128,206
Energy Transfer LP 3.75% 5/15/2030	710,000	689,460
Energy Transfer LP 5% 5/15/2050	742,000	635,154
Energy Transfer LP 5.25% 4/15/2029	629,000	647,155
Energy Transfer LP 5.4% 10/1/2047	84,000	76,889
Energy Transfer LP 5.8% 6/15/2038	692,000	703,883
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,468,783
Hess Corp 4.3% 4/1/2027	1,500,000	1,504,953
Hess Corp 7.125% 3/15/2033	308,000	357,428
Hess Corp 7.3% 8/15/2031	411,000	473,254
Hess Corp 7.875% 10/1/2029	1,346,000	1,526,294
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	153,065
Kinder Morgan Inc 5.55% 6/1/2045	747,000	725,561
MPLX LP 4.8% 2/15/2029	345,000	349,801
MPLX LP 4.95% 9/1/2032	2,116,000	2,122,704
MPLX LP 5.5% 2/15/2049	1,036,000	964,469
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	529,524
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,500,486
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,830,632
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,646,247
ONEOK Inc 4.25% 9/24/2027	752,000	752,814
ONEOK Inc 4.4% 10/15/2029	786,000	785,436
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,529,490
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	391,036
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,973,000	1,977,200
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,455,536
Targa Resources Corp 4.9% 9/15/2030	1,131,000	1,148,788
Targa Resources Corp 5.65% 2/15/2036	2,723,000	2,788,117
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	297,492
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	788,811
Western Gas Partners LP 4.5% 3/1/2028	613,000	613,919
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,780,439
Western Gas Partners LP 4.75% 8/15/2028	354,000	357,019
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,028,892
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,493,650
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,202,941
Williams Cos Inc/The 5.3% 8/15/2052	500,000	469,266
		46,935,946
TOTAL ENERGY		47,604,934

Financials - 9.8%
Banks - 4.8%
Bank of America Corp 2.299% 7/21/2032 (d)	4,656,000	4,129,884
Bank of America Corp 3.419% 12/20/2028 (d)	5,817,000	5,728,251
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,308,735
Bank of America Corp 4.45% 3/3/2026	465,000	465,308
Bank of America Corp 4.623% 5/9/2029 (d)	5,903,000	5,976,134
Bank of America Corp 5.015% 7/22/2033 (d)	17,054,000	17,425,218
Bank of America Corp 5.468% 1/23/2035 (d)	1,410,000	1,472,366
Citigroup Inc 4.3% 11/20/2026	532,000	532,844
Citigroup Inc 4.412% 3/31/2031 (d)	3,258,000	3,252,510
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,266,349
Citigroup Inc 4.6% 3/9/2026	673,000	674,044
Citigroup Inc 4.91% 5/24/2033 (d)	3,492,000	3,534,198
Citigroup Inc 6.174% 5/25/2034 (d)	1,574,000	1,674,757
Citigroup Inc 6.27% 11/17/2033 (d)	7,000,000	7,639,561
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,272,994
Citizens Financial Group Inc 5.841% 1/23/2030 (d)	9,000,000	9,380,549
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,000,000	3,048,547
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	1,324,000	1,241,744
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	3,926,000	3,962,856
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	12,887,000	12,927,126
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	5,229,000	5,332,047
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,202,000	2,274,930
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	4,500,000	4,647,289
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,615,000	2,756,275
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,643,815
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	9,448,000	9,589,090
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	1,754,000	1,711,486
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	2,600,000	2,712,714
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,893,000	2,867,181
Wells Fargo & Co 4.478% 4/4/2031 (d)	4,386,000	4,410,007
Wells Fargo & Co 4.897% 7/25/2033 (d)	5,000,000	5,079,643
Wells Fargo & Co 5.15% 4/23/2031 (d)	8,981,000	9,262,114
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,173,000	4,317,418
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,539,000	1,605,316
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,633,000	2,763,205
		152,886,505
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	1,840,000	1,854,353
Ares Strategic Income Fund 5.7% 3/15/2028	8,922,000	9,047,117
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	1,489,000	1,513,141
Athene Global Funding 5.339% 1/15/2027 (b)	4,132,000	4,189,350
Athene Global Funding 5.583% 1/9/2029 (b)	2,079,000	2,148,626
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,311,334
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	2,893,000	2,581,999
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	4,837,000	4,437,363
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	12,774,000	12,682,128
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,675,861
Goldman Sachs Group Inc/The 4.25% 10/21/2025	696,000	695,541
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	771,955
HPS Corporate Lending Fund 5.45% 1/14/2028	5,651,000	5,702,386
Moody's Corp 3.25% 1/15/2028	732,000	719,856
Morgan Stanley 3.622% 4/1/2031 (d)	3,078,000	2,986,594
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,362,091
Morgan Stanley 4.431% 1/23/2030 (d)	1,348,000	1,354,453
Morgan Stanley 4.889% 7/20/2033 (d)	6,522,000	6,622,400
Morgan Stanley 5.192% 4/17/2031 (d)	1,996,000	2,061,055
Morgan Stanley 5.25% 4/21/2034 (d)	2,830,000	2,918,363
Morgan Stanley 5.424% 7/21/2034 (d)	3,524,000	3,671,660
Morgan Stanley 5.664% 4/17/2036 (d)	1,583,000	1,670,160
Morgan Stanley 6.296% 10/18/2028 (d)	2,500,000	2,605,222
Morgan Stanley 6.342% 10/18/2033 (d)	5,000,000	5,495,207
MSCI Inc 5.25% 9/1/2035	1,872,000	1,887,498
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,152,051
		90,117,764
Consumer Finance - 0.8%
Ally Financial Inc 6.7% 2/14/2033	1,282,000	1,335,381
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,694,221
Ally Financial Inc 8% 11/1/2031	512,000	583,664
Capital One Financial Corp 3.273% 3/1/2030 (d)	1,912,000	1,842,613
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,101,090
Capital One Financial Corp 3.8% 1/31/2028	2,165,000	2,148,244
Capital One Financial Corp 4.1% 2/9/2027	875,000	873,546
Capital One Financial Corp 4.5% 1/30/2026	1,437,000	1,437,304
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,300,000	2,323,688
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,770,000	2,847,251
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,952,000	2,001,802
Capital One Financial Corp 5.817% 2/1/2034 (d)	2,680,000	2,810,536
Synchrony Financial 3.95% 12/1/2027	2,356,000	2,329,005
		27,328,345
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,260,432
Corebridge Financial Inc 3.85% 4/5/2029	904,000	890,104
Corebridge Financial Inc 3.9% 4/5/2032	1,076,000	1,027,365
Corebridge Financial Inc 4.35% 4/5/2042	245,000	211,489
Corebridge Financial Inc 4.4% 4/5/2052	724,000	598,091
Corebridge Global Funding 4.9% 12/3/2029 (b)	3,000,000	3,060,823
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,659,000	1,735,494
Equitable Holdings Inc 4.35% 4/20/2028	433,000	434,486
Equitable Holdings Inc 4.572% 2/15/2029 (b)	450,000	451,903
Jackson Financial Inc 3.125% 11/23/2031	273,000	246,497
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,026,386
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,133,399
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	3,041,892
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	298,292
Pine Street Trust II 5.568% 2/15/2049 (b)	1,748,000	1,657,524
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,928,000	1,993,310
		20,067,487
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	3,419,000	3,202,659
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	1,255,000	1,263,134
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,230,901
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	539,418
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	1,782,000	1,198,490
MetLife Inc 5.3% 12/15/2034	4,063,000	4,226,056
Pacific LifeCorp 5.125% 1/30/2043 (b)	1,611,000	1,538,250
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	4,024,479
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	1,640,000	1,515,403
Unum Group 3.875% 11/5/2025	1,491,000	1,489,465
Unum Group 4% 6/15/2029	1,353,000	1,335,632
Unum Group 4.046% 8/15/2041 (b)	101,000	82,438
Unum Group 5.75% 8/15/2042	2,118,000	2,116,588
Western-Southern Global Funding 4.9% 5/1/2030 (b)	871,000	889,907
		24,652,820
TOTAL FINANCIALS		315,052,921

Health Care - 1.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,497,154
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,796,062
Centene Corp 2.625% 8/1/2031	1,403,000	1,205,212
Centene Corp 3.375% 2/15/2030	1,564,000	1,438,390
Centene Corp 4.25% 12/15/2027	1,762,000	1,730,315
Centene Corp 4.625% 12/15/2029	2,738,000	2,654,152
Cigna Group/The 3.05% 10/15/2027	982,000	957,860
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,869,785
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,105,010
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,038,630
CVS Health Corp 3% 8/15/2026	192,000	190,003
CVS Health Corp 3.625% 4/1/2027	551,000	546,287
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,715,144
CVS Health Corp 5% 1/30/2029	1,114,000	1,135,893
CVS Health Corp 5% 9/15/2032	916,000	927,209
CVS Health Corp 5.25% 1/30/2031	457,000	470,375
HCA Inc 3.5% 9/1/2030	1,260,000	1,203,504
HCA Inc 3.625% 3/15/2032	287,000	269,250
HCA Inc 5.625% 9/1/2028	1,311,000	1,352,911
HCA Inc 5.875% 2/1/2029	1,446,000	1,505,514
Humana Inc 3.7% 3/23/2029	827,000	808,172
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,606,032
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	664,548
		28,190,258
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	409,000	425,306
Mylan Inc 4.55% 4/15/2028	1,227,000	1,222,215
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	469,868
		2,117,389
TOTAL HEALTH CARE		31,804,801

Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	918,738
Boeing Co 5.15% 5/1/2030	909,000	932,775
Boeing Co 5.705% 5/1/2040	920,000	938,752
Boeing Co 5.805% 5/1/2050	920,000	919,139
Boeing Co 5.93% 5/1/2060	908,000	907,088
Boeing Co 6.259% 5/1/2027	645,000	663,652
Boeing Co 6.298% 5/1/2029	827,000	877,651
Boeing Co 6.388% 5/1/2031	626,000	681,786
Boeing Co 6.528% 5/1/2034	670,000	740,662
Boeing Co 6.858% 5/1/2054	1,009,000	1,150,970
Boeing Co 7.008% 5/1/2064	952,000	1,102,086
		9,833,299
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	281,137
Carrier Global Corp 6.2% 3/15/2054	163,000	176,745
		457,882
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,514,000	1,500,173
Uber Technologies Inc 4.8% 9/15/2035	1,194,000	1,183,168
		2,683,341
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	271,000	278,868
Paychex Inc 5.35% 4/15/2032	377,000	391,191
Paychex Inc 5.6% 4/15/2035	294,000	307,783
Verisk Analytics Inc 4.5% 8/15/2030	758,000	760,276
Verisk Analytics Inc 5.125% 2/15/2036	1,704,000	1,719,758
		3,457,876
TOTAL INDUSTRIALS		16,432,398

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029 (e)	1,523,000	1,519,355
Dell International LLC / EMC Corp 4.5% 2/15/2031 (e)	3,015,000	3,008,030
Dell International LLC / EMC Corp 4.75% 10/6/2032 (e)	2,010,000	2,001,015
Dell International LLC / EMC Corp 5.1% 2/15/2036 (e)	3,190,000	3,172,207
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	751,512
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	676,854
		11,128,973
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	510,000	485,883
Broadcom Inc 2.45% 2/15/2031 (b)	4,340,000	3,947,285
Broadcom Inc 2.6% 2/15/2033 (b)	4,340,000	3,809,952
Broadcom Inc 3.419% 4/15/2033 (b)	392,000	362,786
Broadcom Inc 3.5% 2/15/2041 (b)	3,113,000	2,561,772
Broadcom Inc 4.926% 5/15/2037 (b)	1,645,000	1,640,588
		12,808,266
Software - 0.3%
Oracle Corp 4.45% 9/26/2030	1,146,000	1,145,438
Oracle Corp 4.8% 9/26/2032	1,911,000	1,913,298
Oracle Corp 5.2% 9/26/2035	1,740,000	1,749,581
Oracle Corp 5.875% 9/26/2045	1,073,000	1,075,912
Oracle Corp 5.95% 9/26/2055	1,345,000	1,340,863
Oracle Corp 6.1% 9/26/2065	1,384,000	1,381,451
		8,606,543
TOTAL INFORMATION TECHNOLOGY		32,543,782

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,381,000	1,433,106
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,399,000	1,444,094
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	817,000	849,355
		3,726,555
Real Estate - 2.3%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	384,223
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,432,545
Store Capital LLC 4.625% 3/15/2029	550,000	546,262
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,046,059
VICI Properties LP 4.75% 4/1/2028	496,000	501,171
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,678,714
VICI Properties LP 5.125% 5/15/2032	720,000	727,087
VICI Properties LP 5.75% 4/1/2034	374,000	388,372
Vornado Realty LP 2.15% 6/1/2026	578,000	567,409
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,045,416
WP Carey Inc 3.85% 7/15/2029	391,000	384,842
		11,702,100
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,301,150
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	378,228
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	415,986
Healthpeak OP LLC 3.25% 7/15/2026	176,000	174,735
Healthpeak OP LLC 3.5% 7/15/2029	201,000	194,836
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,607,561
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	751,651
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,740,471
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,980,805
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,974,268
Omega Healthcare Investors Inc 5.25% 1/15/2026	1,744,000	1,744,454
Ventas Realty LP 3% 1/15/2030	2,340,000	2,215,199
Ventas Realty LP 4% 3/1/2028	688,000	684,846
Ventas Realty LP 4.125% 1/15/2026	478,000	477,001
Ventas Realty LP 4.375% 2/1/2045	234,000	197,373
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,109,692
		21,948,256
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	511,680
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,106,597
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,192,188
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,735,936
COPT Defense Properties LP 2% 1/15/2029	199,000	184,400
COPT Defense Properties LP 2.25% 3/15/2026	510,000	504,800
COPT Defense Properties LP 2.75% 4/15/2031	509,000	460,790
COPT Defense Properties LP 4.5% 10/15/2030	305,000	302,989
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	2,209,148
		7,696,848
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,388,624
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,712,186
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,474,535
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,544,173
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,206,005
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,852,541
		10,178,064
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	204,632
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	925,506
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,092,424
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,404,663
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	3,959,000	3,978,210
Sun Communities Operating LP 2.3% 11/1/2028	512,000	484,086
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,196,701
		11,286,222
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,521,156
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,535,609
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,422,600
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,988,453
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	492,138
Realty Income Corp 2.2% 6/15/2028	244,000	232,550
Realty Income Corp 2.85% 12/15/2032	301,000	268,600
Realty Income Corp 3.25% 1/15/2031	313,000	296,286
Realty Income Corp 3.4% 1/15/2028	489,000	482,018
Simon Property Group LP 2.45% 9/13/2029	499,000	468,459
		9,707,869
TOTAL REAL ESTATE		73,031,039

Utilities - 1.0%
Electric Utilities - 0.7%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,874,018
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	987,649
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	4,018,926
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	234,317
Duke Energy Corp 2.45% 6/1/2030	854,000	785,967
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	405,000	364,004
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,402,000	1,241,918
Exelon Corp 2.75% 3/15/2027	449,000	440,167
Exelon Corp 3.35% 3/15/2032	546,000	510,064
Exelon Corp 4.05% 4/15/2030	534,000	528,219
Exelon Corp 4.7% 4/15/2050	238,000	205,467
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	5,826,000	5,814,610
Southern Co/The 4.85% 3/15/2035	1,930,000	1,910,203
Southern Co/The 5.7% 3/15/2034	2,053,000	2,168,284
		21,083,813
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	673,000	602,699
AES Corp/The 3.95% 7/15/2030 (b)	2,298,000	2,219,014
		2,821,713
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	2,624,000	2,503,168
NiSource Inc 3.6% 5/1/2030	1,602,000	1,551,307
Puget Energy Inc 4.1% 6/15/2030	1,032,000	1,007,849
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,795,650
		6,857,974
TOTAL UTILITIES		30,763,500

TOTAL UNITED STATES		624,190,453
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $741,817,094)		731,583,030

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.9%
Fannie Mae 2.5% 1/1/2052	247,815	210,489
Fannie Mae 2.5% 4/1/2052	1,335,991	1,143,949
Fannie Mae 2.5% 6/1/2052	793,431	682,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	710	725
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	834	857
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.646%, 6.396% 5/1/2036 (c)(d)	9,954	10,257
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.493% 11/1/2036 (c)(d)	11,687	12,028
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (c)(d)	9,872	10,278
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.695% 7/1/2035 (c)(d)	898	924
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	5,424	5,601
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	2,474	2,581
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (c)(d)	5,136	5,364
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	4,468	4,666
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	5,850	6,044
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	1,480	1,530
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	10,638	11,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	3,722	3,870
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	14,251	14,524
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,165	1,193
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	17,736	18,154
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (c)(d)	1,580	1,618
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.463%, 6.71% 5/1/2035 (c)(d)	2,019	2,070
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	571,770	514,121
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	95,315	80,598
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,227,676	1,103,896
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,168,527	1,050,710
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	632,914	569,101
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,259	11,023
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	92,025	77,935
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,705,851	1,429,728
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,207,576	1,085,822
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,728	11,445
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	93,378	79,019
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	284,340	255,672
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,243	12,807
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,433	12,079
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	97,240	82,162
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	156,849	140,789
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,666	14,960
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	99,306	83,807
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	344,734	309,438
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	17,281	15,511
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	14,855	13,334
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	18,857	16,927
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	808,596	622,099
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	198,632	161,990
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,545,335	3,723,904
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,982,251	1,616,587
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	307,755	249,541
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	64,424	52,460
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,491,515	1,294,364
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,493,488	1,294,332
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	179,234	147,795
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,308,988	1,073,247
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	967,816	796,845
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,374,401	2,077,399
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	695,265	603,373
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	553,389	480,173
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	312,841	271,362
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	132,170	108,119
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	137,384	120,479
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,679	12,834
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	737,778	639,070
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	727,611	592,480
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,133,810	2,567,470
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	767,920	628,182
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	534,388	437,814
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	297,742	244,865
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,671	13,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,506,184	1,227,398
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,457	13,406
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,684,396	3,815,876
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	724,975	590,333
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	270,178	221,690
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,056	14,011
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,191	14,009
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	446,352	366,664
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	402,137	329,966
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	46,553	40,812
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	33,617	29,466
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,201	14,976
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	443,948	387,732
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,643,921	3,785,808
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	168,046	138,045
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	146,298	119,814
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	59,620	48,789
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	47,181	38,684
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,076	26,923
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	722,760	628,591
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	72,166	58,903
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	472,058	409,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	22,756	21,869
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	501,987	446,682
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	455,606	388,406
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	210,426	180,770
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	169,033	145,211
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	114,990	98,784
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	92,727	84,167
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	376,580	338,088
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,626,652	2,261,395
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	142,481	121,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	26,686	25,657
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,910,448	1,797,794
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	320,552	288,997
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	202,540	180,793
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	131,713	117,689
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,841,967	1,577,768
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,283,907	1,097,345
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	974,878	833,220
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,230,747	1,051,910
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	735,555	630,052
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	665,220	569,597
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	47,537	45,105
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	282,188	253,466
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	120,805	103,780
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	87,955	79,430
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	412,793	352,424
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	483,554	413,743
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	266,023	238,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,028,217	886,521
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	555,157	469,804
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	512,865	438,662
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	405,460	348,064
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	63,940	57,765
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	107,208	96,469
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,207,484	1,038,064
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	18,782	18,026
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	365,807	315,168
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,719,695	1,663,541
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	398,187	357,618
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	181,347	162,557
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	20,066	18,221
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	636,558	571,526
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	38,668	36,412
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	172,829	154,587
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	58,219	56,348
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,221	54,700
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,545	52,272
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,405	43,733
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,957	21,367
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,249	13,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,234	10,355
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,139	10,304
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,147	9,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,399	7,757
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,276	7,669
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,685	7,105
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,536	6,970
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,650	3,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	512,931	455,620
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	610,160	553,998
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	266,994	239,915
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	921,542	817,135
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	10,516	10,236
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,032	16,576
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,154	8,479
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,113	7,547
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,679	7,190
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,040	6,466
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	773,252	702,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	753,513	684,156
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	101,798	90,424
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,184,232	1,054,227
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	730,931	651,318
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	141,701	137,897
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	131,386	127,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	59,843	55,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	35,162	32,523
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,264	23,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,792	22,929
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,293	22,352
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,113	21,377
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,633	19,947
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,373	9,671
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,935	7,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,879	6,364
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,078	4,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,175	2,960
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	942,441	837,140
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,014,126	899,230
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	567,909	505,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	313,994	279,524
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	381,529	352,217
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	283,832	262,126
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	152,199	140,742
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	136,955	126,479
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,972	29,542
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,675	28,187
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,060	19,396
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,339	2,212
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	533,622	477,667
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	790,421	701,426
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	192,568	187,302
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	55,331	53,997
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	31,949	31,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	17,176	16,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,179	28,815
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	36,511	33,412
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	277,001	251,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,529,416	3,202,343
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,343,406	1,192,569
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	76,147	70,368
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	65,267	59,775
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,710	26,500
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,962	21,186
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,488	18,897
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,416	10,543
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	40,793	37,254
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,515	3,232
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	249,655	226,753
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	135,610	121,391
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	249,199	241,699
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,784	25,692
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,263	14,753
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,834,973	1,641,988
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	19,982	18,430
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,982	18,285
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	17,817	16,332
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	882,168	788,839
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	175,546	171,011
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	180,522	166,324
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	86,326	78,740
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,732	31,648
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,764	11,593
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	438,114	390,532
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	37,227	36,265
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	30,308	29,518
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	219,047	196,420
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	71,519	67,832
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	32,678	30,621
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	541,771	506,646
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	484,775	453,194
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	189,060	176,567
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	104,024	97,150
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	68,695	64,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	68,498	63,971
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	63,554	59,354
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,526	14,500
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	490,123	451,455
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	72,423	66,845
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	617,356	577,331
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	60,859	56,894
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	28,066	26,548
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	26,743	25,001
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,390,740	2,233,500
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	848,519	803,897
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	904,506	885,921
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	31,437	29,840
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	93,964	88,048
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	44,091	41,177
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	150,839	138,844
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	62,031	58,702
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	4,843	4,690
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	191,793	182,061
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	70,683	67,134
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	41,608	39,439
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,555	3,367
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	370,307	346,762
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	308,325	288,721
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	195,656	183,094
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	159,177	151,368
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	118,773	112,839
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,398	19,311
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,968	5,734
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	110,311	103,228
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	47,124	44,098
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	91,890	85,990
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	60,952	57,038
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	59,329	55,519
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	53,856	50,348
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,335,521	1,308,913
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	21,431	20,785
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	86,745	82,431
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	93,583	87,486
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	90,625	84,721
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,018,316	945,932
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	53,551	50,062
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,597	2,534
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,597	11,339
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	86,549	84,431
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	215,146	207,934
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,041	2,004
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,067	6,893
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	61,107	59,599
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,198	7,013
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	787,352	759,972
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	487,922	473,424
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,116	8,802
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	312,540	297,745
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,052,942	1,004,481
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,350	2,289
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	29,664	28,815
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	1,986	1,920
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	922	903
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	2,027	1,976
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	192,996	186,647
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	17,252	16,658
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,605	11,330
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	230,029	222,317
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,491	10,126
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	14,074	14,062
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	29,187	29,058
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	6,035	6,012
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	432,025	420,943
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	21,561	20,990
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	89,929	90,066
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,565	8,581
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	62,230	62,324
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	61,679	61,446
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	324,640	316,312
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	6,942	6,963
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	197,192	197,466
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	70,979	70,941
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	24,196	24,089
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,867	22,766
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,437	10,391
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,121	7,103
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,463	16,303
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	448,101	443,048
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,579,795	1,539,270
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,698	16,662
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,360	2,361
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	170,658	170,014
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	906	908
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	153,177	153,441
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,482	10,397
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	297	297
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	689,206	691,518
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	118,516	118,911
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	26,500	26,515
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	52,055	51,986
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	24,188	24,178
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	16,065	15,979
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	26,495	26,196
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	288,472	291,259
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	30,063	30,027
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	183,436	181,539
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	32,655	32,318
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	25,651	25,699
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	144,194	142,703
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,172	28,260
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,670	12,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,692	5,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,007	4,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,302	13,321
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,374	5,381
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	26,300	26,200
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	19,204	19,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	513,208	505,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,846,923	1,801,278
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,661	30,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,959	15,009
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,431	11,469
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,229	6,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	68,017	68,244
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	33,845	33,717
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	678,526	670,663
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	716,109	698,411
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	161,228	164,301
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	79,813	80,201
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,281,490	1,291,318
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	683,536	686,856
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	450,387	452,153
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	773,225	771,181
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	460,282	462,374
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	12,380	12,573
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	5,940	6,024
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,571	9,741
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	243,098	247,495
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	426,091	435,396
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,475,395	1,507,154
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	5,669	5,728
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	14,360	14,501
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	567	576
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	789	804
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	34,103	35,944
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	34,301	36,216
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,270	3,455
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	12,550	13,111
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	35,398	37,252
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	276,632	287,444
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	20,062	20,946
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	662,508	687,159
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	255,935	265,938
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	88,989	92,550
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,006,310	1,042,181
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,705	13,417
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	483,630	501,965
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	258,284	270,572
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	47,482	50,084
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	868,406	899,971
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,666,763	2,760,156
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	490,304	509,965
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,716	6,037
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	104,382	110,162
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,682,612	1,727,867
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	54,832	57,147
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,384,623	6,538,387
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,553	2,694
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,700,269	7,885,718
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	184,605	191,993
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	183,780	193,446
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,948	3,075
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	28,966	30,303
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,387	1,470
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	175,553	181,769
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,149,930	2,257,287
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,480	8,847
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,622	1,692
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,494	3,663
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	298,189	312,170
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	995,141	1,047,865
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	25,802	26,993
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	20,330	21,258
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,784	5,009
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	296,164	311,763
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	246,424	259,807
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	552,998	579,229
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	176	184
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	217	226
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	71	74
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	151	157
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	266	278
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	57	60
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	79	83
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,010	3,147
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	91	91
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	66	66
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	60	60
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	39	39
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	10	9
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	326	327
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	248	253
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	175	177
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	222	226
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	117	122
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,869	1,963
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	76	79
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	139	141
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	539	554
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,095	1,117
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	136	140
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,050	1,067
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	72	72
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	500	521
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	384	400
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	96	99
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,712	3,874
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	254	266
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	7	7
Freddie Mac Gold Pool 1.5% 1/1/2036	566,503	509,385
Freddie Mac Gold Pool 1.5% 11/1/2035	4,849,744	4,360,768
Freddie Mac Gold Pool 1.5% 11/1/2035	21,755	19,561
Freddie Mac Gold Pool 1.5% 12/1/2035	1,192,814	1,072,548
Freddie Mac Gold Pool 1.5% 12/1/2040	57,679	48,808
Freddie Mac Gold Pool 1.5% 2/1/2036	16,419	14,764
Freddie Mac Gold Pool 1.5% 2/1/2041	98,164	82,936
Freddie Mac Gold Pool 1.5% 3/1/2036	14,020	12,584
Freddie Mac Gold Pool 1.5% 3/1/2041	99,388	83,974
Freddie Mac Gold Pool 1.5% 4/1/2036	17,844	16,017
Freddie Mac Gold Pool 1.5% 4/1/2041	100,563	84,793
Freddie Mac Gold Pool 1.5% 4/1/2051	10,250,384	7,886,199
Freddie Mac Gold Pool 1.5% 5/1/2036	18,175	16,314
Freddie Mac Gold Pool 1.5% 6/1/2036	18,552	16,652
Freddie Mac Gold Pool 1.5% 8/1/2035	4,088,769	3,685,463
Freddie Mac Gold Pool 1.5% 8/1/2036	15,273	13,695
Freddie Mac Gold Pool 2% 1/1/2051	1,352,518	1,101,329
Freddie Mac Gold Pool 2% 1/1/2052	278,743	228,368
Freddie Mac Gold Pool 2% 10/1/2041	17,791	15,439
Freddie Mac Gold Pool 2% 10/1/2051	1,292,490	1,057,296
Freddie Mac Gold Pool 2% 11/1/2041	570,313	494,434
Freddie Mac Gold Pool 2% 11/1/2050	100,978	82,161
Freddie Mac Gold Pool 2% 11/1/2051	2,532,610	2,071,752
Freddie Mac Gold Pool 2% 11/1/2051	760,356	620,094
Freddie Mac Gold Pool 2% 12/1/2051	1,323,658	1,084,447
Freddie Mac Gold Pool 2% 12/1/2051	51,696	42,095
Freddie Mac Gold Pool 2% 2/1/2041	234,115	204,292
Freddie Mac Gold Pool 2% 2/1/2052	2,610,159	2,126,217
Freddie Mac Gold Pool 2% 2/1/2052	1,183,921	968,113
Freddie Mac Gold Pool 2% 2/1/2052	734,761	601,286
Freddie Mac Gold Pool 2% 2/1/2052	135,661	111,441
Freddie Mac Gold Pool 2% 3/1/2041	109,808	96,293
Freddie Mac Gold Pool 2% 3/1/2051	418,448	340,734
Freddie Mac Gold Pool 2% 3/1/2052	244,335	198,041
Freddie Mac Gold Pool 2% 5/1/2051	907,059	746,537
Freddie Mac Gold Pool 2% 5/1/2051	189,860	154,659
Freddie Mac Gold Pool 2% 5/1/2051	103,891	85,246
Freddie Mac Gold Pool 2% 5/1/2051	79,452	64,771
Freddie Mac Gold Pool 2% 6/1/2050	3,711,276	3,025,499
Freddie Mac Gold Pool 2% 6/1/2050	443,163	364,044
Freddie Mac Gold Pool 2% 7/1/2041	1,636,853	1,431,740
Freddie Mac Gold Pool 2% 7/1/2041	17,117	14,890
Freddie Mac Gold Pool 2% 7/1/2051	58,012	47,565
Freddie Mac Gold Pool 2% 9/1/2050	6,383,269	5,197,771
Freddie Mac Gold Pool 2.5% 1/1/2042	199,353	177,811
Freddie Mac Gold Pool 2.5% 1/1/2052	1,142,749	975,985
Freddie Mac Gold Pool 2.5% 10/1/2041	97,401	87,035
Freddie Mac Gold Pool 2.5% 10/1/2051	245,591	209,905
Freddie Mac Gold Pool 2.5% 11/1/2049	12,669	10,816
Freddie Mac Gold Pool 2.5% 11/1/2050	2,295,257	1,971,062
Freddie Mac Gold Pool 2.5% 11/1/2050	127,065	109,554
Freddie Mac Gold Pool 2.5% 11/1/2051	388,126	334,154
Freddie Mac Gold Pool 2.5% 12/1/2050	104,284	89,847
Freddie Mac Gold Pool 2.5% 12/1/2051	1,272,932	1,089,954
Freddie Mac Gold Pool 2.5% 12/1/2051	935,614	799,662
Freddie Mac Gold Pool 2.5% 12/1/2051	214,759	184,693
Freddie Mac Gold Pool 2.5% 2/1/2051	3,501,518	2,985,060
Freddie Mac Gold Pool 2.5% 2/1/2051	526,189	453,348
Freddie Mac Gold Pool 2.5% 3/1/2050	241,340	206,045
Freddie Mac Gold Pool 2.5% 3/1/2051	3,223,886	2,748,377
Freddie Mac Gold Pool 2.5% 4/1/2052	717,798	616,636
Freddie Mac Gold Pool 2.5% 5/1/2051	506,225	435,198
Freddie Mac Gold Pool 2.5% 5/1/2051	404,803	348,512
Freddie Mac Gold Pool 2.5% 6/1/2040	55,419	50,172
Freddie Mac Gold Pool 2.5% 8/1/2050	2,220,760	1,906,393
Freddie Mac Gold Pool 2.5% 8/1/2050	536,843	462,526
Freddie Mac Gold Pool 3% 1/1/2033	23,030	22,388
Freddie Mac Gold Pool 3% 1/1/2034	43,954	42,701
Freddie Mac Gold Pool 3% 1/1/2043	57,099	52,840
Freddie Mac Gold Pool 3% 1/1/2052	717,755	636,942
Freddie Mac Gold Pool 3% 11/1/2042	67,915	63,482
Freddie Mac Gold Pool 3% 11/1/2042	16,998	15,727
Freddie Mac Gold Pool 3% 11/1/2042	4,109	3,816
Freddie Mac Gold Pool 3% 11/1/2050	68,405	60,762
Freddie Mac Gold Pool 3% 11/1/2051	659,851	585,557
Freddie Mac Gold Pool 3% 12/1/2032	52,390	51,065
Freddie Mac Gold Pool 3% 12/1/2044	13,647	12,396
Freddie Mac Gold Pool 3% 12/1/2046	1,149,685	1,042,310
Freddie Mac Gold Pool 3% 12/1/2050	559,934	497,371
Freddie Mac Gold Pool 3% 2/1/2033	21,924	21,324
Freddie Mac Gold Pool 3% 2/1/2043	158,951	147,402
Freddie Mac Gold Pool 3% 2/1/2043	31,289	29,069
Freddie Mac Gold Pool 3% 2/1/2043	26,384	24,371
Freddie Mac Gold Pool 3% 2/1/2043	14,904	13,805
Freddie Mac Gold Pool 3% 2/1/2043	7,021	6,475
Freddie Mac Gold Pool 3% 3/1/2033	43,517	42,373
Freddie Mac Gold Pool 3% 3/1/2052	1,342,604	1,191,437
Freddie Mac Gold Pool 3% 3/1/2052	364,945	323,969
Freddie Mac Gold Pool 3% 4/1/2033	20,514	19,970
Freddie Mac Gold Pool 3% 4/1/2034	106,981	103,656
Freddie Mac Gold Pool 3% 4/1/2046	20,387	18,527
Freddie Mac Gold Pool 3% 4/1/2046	16,895	15,354
Freddie Mac Gold Pool 3% 4/1/2050	280,917	251,285
Freddie Mac Gold Pool 3% 5/1/2045	14,144	12,903
Freddie Mac Gold Pool 3% 5/1/2045	11,053	10,095
Freddie Mac Gold Pool 3% 5/1/2045	8,141	7,433
Freddie Mac Gold Pool 3% 5/1/2046	305,104	277,276
Freddie Mac Gold Pool 3% 5/1/2046	48,828	44,374
Freddie Mac Gold Pool 3% 5/1/2051	602,684	535,156
Freddie Mac Gold Pool 3% 5/1/2052	3,421,646	3,041,741
Freddie Mac Gold Pool 3% 6/1/2031	19,671	19,258
Freddie Mac Gold Pool 3% 6/1/2031	7,207	7,056
Freddie Mac Gold Pool 3% 6/1/2031	4,284	4,190
Freddie Mac Gold Pool 3% 6/1/2045	36,223	33,196
Freddie Mac Gold Pool 3% 6/1/2045	13,567	12,436
Freddie Mac Gold Pool 3% 6/1/2045	4,408	4,041
Freddie Mac Gold Pool 3% 6/1/2046	302,619	275,018
Freddie Mac Gold Pool 3% 6/1/2050	980,585	879,295
Freddie Mac Gold Pool 3% 6/1/2052	1,179,602	1,047,156
Freddie Mac Gold Pool 3% 7/1/2032	8,331	8,131
Freddie Mac Gold Pool 3% 7/1/2045	25,195	23,006
Freddie Mac Gold Pool 3% 7/1/2045	8,698	8,102
Freddie Mac Gold Pool 3% 7/1/2045	6,938	6,360
Freddie Mac Gold Pool 3% 8/1/2032	9,772	9,542
Freddie Mac Gold Pool 3% 8/1/2032	6,775	6,612
Freddie Mac Gold Pool 3% 8/1/2042	5,718	5,302
Freddie Mac Gold Pool 3% 8/1/2042	4,401	4,067
Freddie Mac Gold Pool 3% 8/1/2045	18,085	16,495
Freddie Mac Gold Pool 3% 8/1/2045	13,604	12,408
Freddie Mac Gold Pool 3% 8/1/2045	13,172	12,109
Freddie Mac Gold Pool 3% 8/1/2045	8,174	7,498
Freddie Mac Gold Pool 3% 8/1/2045	5,635	5,168
Freddie Mac Gold Pool 3% 9/1/2051	589,583	522,786
Freddie Mac Gold Pool 3.5% 1/1/2043	6,881	6,500
Freddie Mac Gold Pool 3.5% 1/1/2046	17,923	16,782
Freddie Mac Gold Pool 3.5% 1/1/2046	4,408	4,139
Freddie Mac Gold Pool 3.5% 10/1/2040	10,639	10,028
Freddie Mac Gold Pool 3.5% 10/1/2042	63,413	60,242
Freddie Mac Gold Pool 3.5% 10/1/2049	1,028,531	956,063
Freddie Mac Gold Pool 3.5% 11/1/2033	811,691	794,378
Freddie Mac Gold Pool 3.5% 11/1/2033	10,732	10,514
Freddie Mac Gold Pool 3.5% 11/1/2040	22,223	20,947
Freddie Mac Gold Pool 3.5% 11/1/2045	4,938	4,636
Freddie Mac Gold Pool 3.5% 12/1/2033	91,639	89,930
Freddie Mac Gold Pool 3.5% 12/1/2040	21,478	20,246
Freddie Mac Gold Pool 3.5% 2/1/2034	2,426,262	2,382,124
Freddie Mac Gold Pool 3.5% 2/1/2034	121,526	118,663
Freddie Mac Gold Pool 3.5% 2/1/2043	510,007	484,239
Freddie Mac Gold Pool 3.5% 2/1/2043	55,438	52,758
Freddie Mac Gold Pool 3.5% 2/1/2043	20,685	19,758
Freddie Mac Gold Pool 3.5% 2/1/2045	3,173	3,005
Freddie Mac Gold Pool 3.5% 2/1/2052	132,421	122,222
Freddie Mac Gold Pool 3.5% 3/1/2032	229,539	226,082
Freddie Mac Gold Pool 3.5% 3/1/2045	31,064	29,263
Freddie Mac Gold Pool 3.5% 3/1/2045	7,912	7,468
Freddie Mac Gold Pool 3.5% 3/1/2045	5,922	5,589
Freddie Mac Gold Pool 3.5% 3/1/2052	174,027	160,188
Freddie Mac Gold Pool 3.5% 4/1/2040	26,343	25,164
Freddie Mac Gold Pool 3.5% 4/1/2042	23,167	22,063
Freddie Mac Gold Pool 3.5% 4/1/2043	419,733	398,170
Freddie Mac Gold Pool 3.5% 4/1/2043	90,998	86,353
Freddie Mac Gold Pool 3.5% 4/1/2043	43,149	40,987
Freddie Mac Gold Pool 3.5% 4/1/2046	247,825	232,362
Freddie Mac Gold Pool 3.5% 4/1/2046	136,404	127,808
Freddie Mac Gold Pool 3.5% 4/1/2052	6,610,782	6,058,233
Freddie Mac Gold Pool 3.5% 5/1/2034	106,668	104,550
Freddie Mac Gold Pool 3.5% 5/1/2040	51,628	49,349
Freddie Mac Gold Pool 3.5% 5/1/2045	343,173	322,952
Freddie Mac Gold Pool 3.5% 5/1/2045	3,645	3,418
Freddie Mac Gold Pool 3.5% 5/1/2045	3,118	2,965
Freddie Mac Gold Pool 3.5% 5/1/2046	220,635	207,007
Freddie Mac Gold Pool 3.5% 6/1/2032	1,090,770	1,073,781
Freddie Mac Gold Pool 3.5% 6/1/2040	44,676	42,764
Freddie Mac Gold Pool 3.5% 6/1/2045	413,005	388,956
Freddie Mac Gold Pool 3.5% 6/1/2045	67,125	63,369
Freddie Mac Gold Pool 3.5% 6/1/2045	6,811	6,428
Freddie Mac Gold Pool 3.5% 6/1/2045	6,414	6,052
Freddie Mac Gold Pool 3.5% 6/1/2048	6,651	6,190
Freddie Mac Gold Pool 3.5% 7/1/2040	4,234	4,040
Freddie Mac Gold Pool 3.5% 7/1/2042	227,540	216,066
Freddie Mac Gold Pool 3.5% 7/1/2042	31,663	30,134
Freddie Mac Gold Pool 3.5% 7/1/2046	6,921	6,489
Freddie Mac Gold Pool 3.5% 8/1/2034	179,807	175,845
Freddie Mac Gold Pool 3.5% 8/1/2040	28,953	27,655
Freddie Mac Gold Pool 3.5% 8/1/2042	9,897	9,398
Freddie Mac Gold Pool 3.5% 9/1/2040	23,139	21,695
Freddie Mac Gold Pool 3.5% 9/1/2042	718,681	682,060
Freddie Mac Gold Pool 3.5% 9/1/2042	288,079	273,345
Freddie Mac Gold Pool 3.5% 9/1/2042	3,433	3,257
Freddie Mac Gold Pool 3.5% 9/1/2046	94,383	88,771
Freddie Mac Gold Pool 3.5% 9/1/2051	1,813,578	1,669,928
Freddie Mac Gold Pool 4% 1/1/2041	257,601	252,106
Freddie Mac Gold Pool 4% 1/1/2043	3,902	3,798
Freddie Mac Gold Pool 4% 1/1/2044	9,596	9,315
Freddie Mac Gold Pool 4% 10/1/2042	4,944	4,823
Freddie Mac Gold Pool 4% 10/1/2042	2,960	2,907
Freddie Mac Gold Pool 4% 10/1/2042	2,053	1,997
Freddie Mac Gold Pool 4% 10/1/2043	24,510	23,848
Freddie Mac Gold Pool 4% 10/1/2043	10,192	9,895
Freddie Mac Gold Pool 4% 10/1/2044	30,308	29,380
Freddie Mac Gold Pool 4% 10/1/2047	22,722	21,874
Freddie Mac Gold Pool 4% 10/1/2047	3,798	3,656
Freddie Mac Gold Pool 4% 10/1/2052	1,134,101	1,083,322
Freddie Mac Gold Pool 4% 11/1/2042	682,671	667,320
Freddie Mac Gold Pool 4% 11/1/2042	21,176	20,660
Freddie Mac Gold Pool 4% 11/1/2042	18,270	17,800
Freddie Mac Gold Pool 4% 11/1/2042	13,178	12,857
Freddie Mac Gold Pool 4% 11/1/2042	6,662	6,485
Freddie Mac Gold Pool 4% 11/1/2042	644	636
Freddie Mac Gold Pool 4% 11/1/2043	114,876	111,941
Freddie Mac Gold Pool 4% 11/1/2045	22,392	21,634
Freddie Mac Gold Pool 4% 12/1/2042	11,106	10,820
Freddie Mac Gold Pool 4% 12/1/2042	5,984	5,852
Freddie Mac Gold Pool 4% 2/1/2043	19,784	19,271
Freddie Mac Gold Pool 4% 2/1/2043	13,072	12,724
Freddie Mac Gold Pool 4% 2/1/2043	12,721	12,384
Freddie Mac Gold Pool 4% 2/1/2043	5,625	5,470
Freddie Mac Gold Pool 4% 2/1/2044	10,286	10,002
Freddie Mac Gold Pool 4% 2/1/2044	6,267	6,080
Freddie Mac Gold Pool 4% 2/1/2045	171,074	166,170
Freddie Mac Gold Pool 4% 2/1/2046	85,118	82,182
Freddie Mac Gold Pool 4% 2/1/2046	8,656	8,358
Freddie Mac Gold Pool 4% 2/1/2048	12,612	12,130
Freddie Mac Gold Pool 4% 3/1/2043	6,785	6,630
Freddie Mac Gold Pool 4% 3/1/2044	13,879	13,475
Freddie Mac Gold Pool 4% 4/1/2042	509,886	497,639
Freddie Mac Gold Pool 4% 4/1/2042	282,007	275,489
Freddie Mac Gold Pool 4% 4/1/2043	9,099	8,873
Freddie Mac Gold Pool 4% 4/1/2043	3,942	3,870
Freddie Mac Gold Pool 4% 4/1/2046	59,456	57,405
Freddie Mac Gold Pool 4% 4/1/2046	15,152	14,629
Freddie Mac Gold Pool 4% 5/1/2037	694,934	687,427
Freddie Mac Gold Pool 4% 5/1/2043	11,155	10,849
Freddie Mac Gold Pool 4% 5/1/2043	3,692	3,588
Freddie Mac Gold Pool 4% 5/1/2048	409,800	393,116
Freddie Mac Gold Pool 4% 5/1/2048	275,582	264,698
Freddie Mac Gold Pool 4% 6/1/2043	10,308	10,077
Freddie Mac Gold Pool 4% 6/1/2043	7,119	6,919
Freddie Mac Gold Pool 4% 6/1/2044	10,177	9,868
Freddie Mac Gold Pool 4% 6/1/2045	10,647	10,329
Freddie Mac Gold Pool 4% 6/1/2047	195,322	188,340
Freddie Mac Gold Pool 4% 6/1/2048	732,797	705,916
Freddie Mac Gold Pool 4% 7/1/2043	23,420	22,774
Freddie Mac Gold Pool 4% 7/1/2043	21,139	20,606
Freddie Mac Gold Pool 4% 7/1/2043	11,623	11,328
Freddie Mac Gold Pool 4% 7/1/2043	6,692	6,502
Freddie Mac Gold Pool 4% 7/1/2043	5,805	5,639
Freddie Mac Gold Pool 4% 7/1/2043	5,578	5,418
Freddie Mac Gold Pool 4% 7/1/2043	2,559	2,487
Freddie Mac Gold Pool 4% 7/1/2048	110,626	106,914
Freddie Mac Gold Pool 4% 8/1/2043	12,651	12,300
Freddie Mac Gold Pool 4% 8/1/2043	10,055	9,827
Freddie Mac Gold Pool 4% 8/1/2043	7,327	7,168
Freddie Mac Gold Pool 4% 8/1/2044	11,405	11,073
Freddie Mac Gold Pool 4% 8/1/2044	2,702	2,636
Freddie Mac Gold Pool 4% 9/1/2041	21,055	20,582
Freddie Mac Gold Pool 4% 9/1/2042	13,380	13,096
Freddie Mac Gold Pool 4% 9/1/2043	19,758	19,243
Freddie Mac Gold Pool 4% 9/1/2043	18,439	17,948
Freddie Mac Gold Pool 4% 9/1/2043	15,490	15,057
Freddie Mac Gold Pool 4% 9/1/2043	15,360	14,961
Freddie Mac Gold Pool 4% 9/1/2043	13,108	12,732
Freddie Mac Gold Pool 4% 9/1/2043	10,624	10,347
Freddie Mac Gold Pool 4% 9/1/2043	4,884	4,741
Freddie Mac Gold Pool 4% 9/1/2043	2,113	2,064
Freddie Mac Gold Pool 4% 9/1/2044	17,782	17,277
Freddie Mac Gold Pool 4% 9/1/2044	12,963	12,566
Freddie Mac Gold Pool 4% 9/1/2047	10,293	9,909
Freddie Mac Gold Pool 4.5% 1/1/2041	8,011	8,039
Freddie Mac Gold Pool 4.5% 1/1/2042	315,042	315,937
Freddie Mac Gold Pool 4.5% 1/1/2047	8,038	7,968
Freddie Mac Gold Pool 4.5% 10/1/2041	89,918	90,118
Freddie Mac Gold Pool 4.5% 10/1/2041	4,457	4,472
Freddie Mac Gold Pool 4.5% 10/1/2048	598,403	593,151
Freddie Mac Gold Pool 4.5% 10/1/2048	30,298	29,909
Freddie Mac Gold Pool 4.5% 12/1/2040	22,167	22,236
Freddie Mac Gold Pool 4.5% 12/1/2045	23,917	23,997
Freddie Mac Gold Pool 4.5% 12/1/2046	8,140	8,069
Freddie Mac Gold Pool 4.5% 12/1/2047	176,271	174,614
Freddie Mac Gold Pool 4.5% 12/1/2052	526,217	512,719
Freddie Mac Gold Pool 4.5% 2/1/2041	15,225	15,268
Freddie Mac Gold Pool 4.5% 2/1/2041	15,213	15,254
Freddie Mac Gold Pool 4.5% 2/1/2041	11,416	11,439
Freddie Mac Gold Pool 4.5% 2/1/2041	11,026	11,060
Freddie Mac Gold Pool 4.5% 2/1/2041	9,333	9,364
Freddie Mac Gold Pool 4.5% 2/1/2041	6,483	6,498
Freddie Mac Gold Pool 4.5% 2/1/2044	56,931	56,931
Freddie Mac Gold Pool 4.5% 2/1/2047	37,627	37,297
Freddie Mac Gold Pool 4.5% 3/1/2041	60,010	60,179
Freddie Mac Gold Pool 4.5% 3/1/2041	14,575	14,616
Freddie Mac Gold Pool 4.5% 3/1/2041	8,433	8,456
Freddie Mac Gold Pool 4.5% 3/1/2044	56,966	56,977
Freddie Mac Gold Pool 4.5% 3/1/2044	51,336	51,344
Freddie Mac Gold Pool 4.5% 3/1/2044	34,677	34,673
Freddie Mac Gold Pool 4.5% 3/1/2044	21,004	20,998
Freddie Mac Gold Pool 4.5% 4/1/2041	97,992	98,260
Freddie Mac Gold Pool 4.5% 4/1/2041	15,507	15,537
Freddie Mac Gold Pool 4.5% 4/1/2041	15,170	15,207
Freddie Mac Gold Pool 4.5% 4/1/2048	81,300	80,485
Freddie Mac Gold Pool 4.5% 4/1/2048	32,257	31,934
Freddie Mac Gold Pool 4.5% 4/1/2048	31,563	31,247
Freddie Mac Gold Pool 4.5% 5/1/2039	47,079	47,247
Freddie Mac Gold Pool 4.5% 5/1/2041	16,530	16,568
Freddie Mac Gold Pool 4.5% 5/1/2041	16,211	16,241
Freddie Mac Gold Pool 4.5% 5/1/2041	1,953	1,957
Freddie Mac Gold Pool 4.5% 5/1/2047	98,460	97,596
Freddie Mac Gold Pool 4.5% 5/1/2047	73,130	72,488
Freddie Mac Gold Pool 4.5% 5/1/2047	32,950	32,661
Freddie Mac Gold Pool 4.5% 5/1/2048	64,221	63,577
Freddie Mac Gold Pool 4.5% 6/1/2041	17,279	17,334
Freddie Mac Gold Pool 4.5% 6/1/2041	12,570	12,598
Freddie Mac Gold Pool 4.5% 6/1/2041	10,661	10,695
Freddie Mac Gold Pool 4.5% 6/1/2041	5,095	5,115
Freddie Mac Gold Pool 4.5% 6/1/2047	142,615	141,319
Freddie Mac Gold Pool 4.5% 6/1/2047	42,598	42,304
Freddie Mac Gold Pool 4.5% 7/1/2047	77,548	77,013
Freddie Mac Gold Pool 4.5% 7/1/2047	58,104	57,576
Freddie Mac Gold Pool 4.5% 7/1/2047	34,186	33,950
Freddie Mac Gold Pool 4.5% 8/1/2040	2,522	2,530
Freddie Mac Gold Pool 4.5% 8/1/2041	30,434	30,517
Freddie Mac Gold Pool 4.5% 8/1/2041	2,289	2,296
Freddie Mac Gold Pool 4.5% 9/1/2041	232,677	233,295
Freddie Mac Gold Pool 4.5% 9/1/2041	42,259	42,377
Freddie Mac Gold Pool 5% 1/1/2040	29,467	30,054
Freddie Mac Gold Pool 5% 10/1/2052	77,622	77,999
Freddie Mac Gold Pool 5% 11/1/2052	786,949	792,985
Freddie Mac Gold Pool 5% 12/1/2052	1,850,572	1,859,560
Freddie Mac Gold Pool 5% 4/1/2040	57,194	58,357
Freddie Mac Gold Pool 5% 5/1/2040	5,497	5,606
Freddie Mac Gold Pool 5% 5/1/2052	363,570	365,108
Freddie Mac Gold Pool 5% 6/1/2040	19,841	20,243
Freddie Mac Gold Pool 5% 6/1/2041	94,671	96,610
Freddie Mac Gold Pool 5% 6/1/2052	468,704	470,688
Freddie Mac Gold Pool 5% 7/1/2040	6,506	6,633
Freddie Mac Gold Pool 5% 8/1/2040	27,983	28,535
Freddie Mac Gold Pool 5.5% 3/1/2053	2,414,694	2,474,218
Freddie Mac Gold Pool 5.5% 9/1/2052	1,227,333	1,251,451
Freddie Mac Gold Pool 6% 2/1/2055	1,868,278	1,941,297
Freddie Mac Gold Pool 6% 4/1/2032	29,448	30,545
Freddie Mac Gold Pool 6% 4/1/2054	989,271	1,025,771
Freddie Mac Gold Pool 6% 5/1/2033	9,692	10,017
Freddie Mac Gold Pool 6% 5/1/2054	1,551,200	1,611,826
Freddie Mac Gold Pool 6% 7/1/2037	1,646	1,738
Freddie Mac Gold Pool 6% 8/1/2037	16,978	17,885
Freddie Mac Gold Pool 6% 8/1/2055	4,282,085	4,447,102
Freddie Mac Gold Pool 6% 9/1/2054	404,510	420,698
Freddie Mac Gold Pool 6% 9/1/2054	181,238	187,415
Freddie Mac Gold Pool 6.5% 1/1/2053	721,827	749,638
Freddie Mac Gold Pool 6.5% 1/1/2054	1,239,433	1,298,225
Freddie Mac Gold Pool 6.5% 6/1/2054	1,195,433	1,258,582
Freddie Mac Gold Pool 6.5% 9/1/2053	125,214	131,545
Freddie Mac Gold Pool 6.5% 9/1/2054	1,423,106	1,498,283
Freddie Mac Gold Pool 7.5% 1/1/2027	32	31
Freddie Mac Gold Pool 7.5% 10/1/2027	7	6
Freddie Mac Gold Pool 7.5% 11/1/2029	579	604
Freddie Mac Gold Pool 7.5% 11/1/2031	45	48
Freddie Mac Gold Pool 7.5% 2/1/2028	27	27
Freddie Mac Gold Pool 7.5% 8/1/2026	5	4
Freddie Mac Gold Pool 7.5% 9/1/2031	1,180	1,249
Freddie Mac Gold Pool 8% 4/1/2027	31	30
Freddie Mac Gold Pool 8% 5/1/2027	15	15
Freddie Mac Gold Pool 8.5% 1/1/2028	40	41
Freddie Mac Gold Pool 8.5% 5/1/2027	6	6
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	445,997	462,069
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,818,868	1,883,277
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	791,205	833,619
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.224% 3/1/2036 (c)(d)	9,033	9,194
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.716% 9/1/2041 (c)(d)	6,670	6,959
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	864	902
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	3,451	3,601
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	11,985	12,512
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	8,542	8,921
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	12,490	13,045
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	120	123
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	651	675
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	965	985
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,042,373	1,063,833
Freddie Mac Non Gold Pool 5.5% 6/1/2053	516,537	526,687
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,413,104	4,499,825
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,257,222	1,282,712
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.305% 4/1/2035 (c)(d)	7,399	7,531
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	84	88
Freddie Mac Non Gold Pool 6% 6/1/2053	548,182	567,380
Freddie Mac Non Gold Pool 6% 6/1/2053	505,680	521,967
Freddie Mac Non Gold Pool 6.5% 1/1/2055	424,323	444,649
Ginnie Mae I Pool 2.5% 12/20/2051	658,927	562,393
Ginnie Mae I Pool 2.5% 8/20/2051	559,156	477,414
Ginnie Mae I Pool 2.5% 9/20/2051	492,199	420,245
Ginnie Mae I Pool 3% 1/15/2045	5,472	4,966
Ginnie Mae I Pool 3% 1/15/2045	5,290	4,806
Ginnie Mae I Pool 3% 1/15/2045	1,481	1,344
Ginnie Mae I Pool 3% 12/20/2042	606,259	557,665
Ginnie Mae I Pool 3% 2/15/2045	5,218	4,743
Ginnie Mae I Pool 3% 2/15/2045	4,620	4,194
Ginnie Mae I Pool 3% 2/15/2045	2,353	2,138
Ginnie Mae I Pool 3% 3/15/2045	10,012	9,086
Ginnie Mae I Pool 3% 3/15/2045	6,355	5,762
Ginnie Mae I Pool 3% 3/15/2045	5,828	5,307
Ginnie Mae I Pool 3% 3/15/2045	4,892	4,441
Ginnie Mae I Pool 3% 3/15/2045	4,490	4,095
Ginnie Mae I Pool 3% 3/15/2045	2,899	2,626
Ginnie Mae I Pool 3% 3/15/2045	2,408	2,201
Ginnie Mae I Pool 3% 3/15/2045	1,896	1,720
Ginnie Mae I Pool 3% 3/15/2045	1,671	1,525
Ginnie Mae I Pool 3% 3/15/2045	1,430	1,298
Ginnie Mae I Pool 3% 3/20/2043	393,795	362,393
Ginnie Mae I Pool 3% 3/20/2043	161,879	149,080
Ginnie Mae I Pool 3% 6/15/2045	3,321	3,036
Ginnie Mae I Pool 3% 6/15/2045	2,390	2,166
Ginnie Mae I Pool 3% 6/15/2045	1,599	1,449
Ginnie Mae I Pool 3% 7/15/2045	6,306	5,702
Ginnie Mae I Pool 3% 7/15/2045	5,840	5,318
Ginnie Mae I Pool 3% 7/15/2045	5,496	4,975
Ginnie Mae I Pool 3% 7/15/2045	5,190	4,724
Ginnie Mae I Pool 3% 7/15/2045	4,914	4,448
Ginnie Mae I Pool 3% 7/15/2045	3,991	3,628
Ginnie Mae I Pool 3% 7/15/2045	3,877	3,507
Ginnie Mae I Pool 3% 7/15/2045	3,658	3,316
Ginnie Mae I Pool 3% 7/15/2045	1,490	1,348
Ginnie Mae I Pool 3.5% 1/15/2041	28,097	26,653
Ginnie Mae I Pool 3.5% 1/20/2050	186,620	171,164
Ginnie Mae I Pool 3.5% 1/20/2050	95,219	87,571
Ginnie Mae I Pool 3.5% 1/20/2050	92,794	85,340
Ginnie Mae I Pool 3.5% 1/20/2050	26,640	24,432
Ginnie Mae I Pool 3.5% 10/20/2052	332,836	304,671
Ginnie Mae I Pool 3.5% 11/15/2042	103,975	98,026
Ginnie Mae I Pool 3.5% 12/20/2049	23,620	21,716
Ginnie Mae I Pool 3.5% 12/20/2049	10,778	9,886
Ginnie Mae I Pool 3.5% 12/20/2049	8,363	7,691
Ginnie Mae I Pool 3.5% 12/20/2049	2,499	2,293
Ginnie Mae I Pool 3.5% 2/15/2041	50,760	47,989
Ginnie Mae I Pool 3.5% 2/15/2042	46,235	43,622
Ginnie Mae I Pool 3.5% 3/15/2043	50,447	47,323
Ginnie Mae I Pool 3.5% 5/15/2042	112,010	105,840
Ginnie Mae I Pool 3.5% 5/15/2042	81,768	77,244
Ginnie Mae I Pool 3.5% 5/15/2042	32,784	30,886
Ginnie Mae I Pool 3.5% 7/15/2043	74,263	69,600
Ginnie Mae I Pool 3.5% 7/20/2052	1,884,357	1,726,670
Ginnie Mae I Pool 3.5% 8/15/2042	56,516	53,335
Ginnie Mae I Pool 3.5% 8/20/2052	1,118,042	1,024,482
Ginnie Mae I Pool 3.5% 9/20/2052	4,358,459	3,989,647
Ginnie Mae I Pool 4% 1/15/2042	1,979	1,917
Ginnie Mae I Pool 4% 1/15/2043	9,699	9,379
Ginnie Mae I Pool 4% 10/15/2040	11,675	11,342
Ginnie Mae I Pool 4% 10/15/2041	101,577	98,401
Ginnie Mae I Pool 4% 10/15/2041	88,581	85,908
Ginnie Mae I Pool 4% 10/15/2041	79,338	76,821
Ginnie Mae I Pool 4% 10/15/2041	49,064	47,599
Ginnie Mae I Pool 4% 10/15/2041	22,865	22,210
Ginnie Mae I Pool 4% 10/15/2041	14,440	13,997
Ginnie Mae I Pool 4% 10/15/2041	12,026	11,669
Ginnie Mae I Pool 4% 10/15/2041	10,787	10,466
Ginnie Mae I Pool 4% 10/15/2041	9,097	8,833
Ginnie Mae I Pool 4% 10/15/2041	5,325	5,165
Ginnie Mae I Pool 4% 10/15/2041	4,499	4,359
Ginnie Mae I Pool 4% 10/15/2041	4,161	4,026
Ginnie Mae I Pool 4% 10/15/2041	1,086	1,054
Ginnie Mae I Pool 4% 10/20/2052	3,128,718	2,968,096
Ginnie Mae I Pool 4% 11/15/2040	28,822	27,934
Ginnie Mae I Pool 4% 11/15/2040	5,835	5,662
Ginnie Mae I Pool 4% 11/15/2040	2,844	2,757
Ginnie Mae I Pool 4% 11/15/2041	31,244	30,296
Ginnie Mae I Pool 4% 11/15/2042	2,421	2,342
Ginnie Mae I Pool 4% 12/15/2041	45,382	43,970
Ginnie Mae I Pool 4% 12/15/2041	25,523	24,729
Ginnie Mae I Pool 4% 12/15/2041	14,827	14,384
Ginnie Mae I Pool 4% 12/15/2041	9,965	9,652
Ginnie Mae I Pool 4% 12/15/2041	5,584	5,429
Ginnie Mae I Pool 4% 12/15/2041	1,099	1,065
Ginnie Mae I Pool 4% 12/15/2042	2,587	2,505
Ginnie Mae I Pool 4% 2/15/2041	5,103	4,956
Ginnie Mae I Pool 4% 2/15/2042	3,517	3,407
Ginnie Mae I Pool 4% 3/15/2040	38,181	37,167
Ginnie Mae I Pool 4% 3/15/2041	3,348	3,251
Ginnie Mae I Pool 4% 3/15/2042	15,977	15,470
Ginnie Mae I Pool 4% 3/15/2042	5,185	5,015
Ginnie Mae I Pool 4% 4/15/2042	6,354	6,150
Ginnie Mae I Pool 4% 4/15/2043	1,856	1,799
Ginnie Mae I Pool 4% 4/15/2046	421,366	405,811
Ginnie Mae I Pool 4% 4/20/2047	157,171	149,630
Ginnie Mae I Pool 4% 4/20/2047	148,919	141,774
Ginnie Mae I Pool 4% 4/20/2048	132,108	125,728
Ginnie Mae I Pool 4% 4/20/2048	121,061	115,215
Ginnie Mae I Pool 4% 6/15/2041	4,046	3,923
Ginnie Mae I Pool 4% 7/15/2040	13,999	13,614
Ginnie Mae I Pool 4% 7/15/2041	8,855	8,585
Ginnie Mae I Pool 4% 8/15/2041	132,169	128,139
Ginnie Mae I Pool 4% 8/15/2041	12,782	12,398
Ginnie Mae I Pool 4% 8/15/2043	2,783	2,683
Ginnie Mae I Pool 4% 9/15/2040	6,148	5,972
Ginnie Mae I Pool 4% 9/15/2041	14,621	14,171
Ginnie Mae I Pool 4% 9/15/2041	12,423	12,050
Ginnie Mae I Pool 4% 9/15/2041	10,757	10,442
Ginnie Mae I Pool 4% 9/15/2041	2,730	2,644
Ginnie Mae I Pool 4% 9/15/2041	1,304	1,269
Ginnie Mae I Pool 4.5% 2/15/2040	11,312	11,290
Ginnie Mae I Pool 4.5% 2/15/2040	1,301	1,299
Ginnie Mae I Pool 4.5% 3/15/2041	213,955	213,318
Ginnie Mae I Pool 4.5% 3/15/2041	170,153	169,776
Ginnie Mae I Pool 4.5% 3/15/2041	56,363	56,243
Ginnie Mae I Pool 4.5% 3/15/2041	2,553	2,547
Ginnie Mae I Pool 4.5% 4/15/2041	23,203	23,142
Ginnie Mae I Pool 4.5% 4/20/2053	4,163,941	4,063,170
Ginnie Mae I Pool 4.5% 5/15/2039	3,636	3,630
Ginnie Mae I Pool 4.5% 6/15/2040	32,237	32,168
Ginnie Mae I Pool 4.5% 6/15/2040	21,753	21,710
Ginnie Mae I Pool 4.5% 6/15/2040	15,829	15,797
Ginnie Mae I Pool 4.5% 7/15/2040	42,288	42,201
Ginnie Mae I Pool 4.5% 7/15/2040	19,752	19,710
Ginnie Mae I Pool 4.5% 7/15/2040	14,396	14,363
Ginnie Mae I Pool 4.5% 7/15/2040	2,243	2,237
Ginnie Mae I Pool 4.5% 8/15/2039	37,897	37,830
Ginnie Mae I Pool 4.5% 8/15/2040	14,063	14,032
Ginnie Mae I Pool 5% 10/15/2039	11,289	11,477
Ginnie Mae I Pool 5% 10/15/2039	4,877	4,957
Ginnie Mae I Pool 5% 11/15/2040	10,249	10,421
Ginnie Mae I Pool 5% 11/15/2040	4,144	4,216
Ginnie Mae I Pool 5% 12/15/2039	14,167	14,405
Ginnie Mae I Pool 5% 3/15/2039	6,536	6,643
Ginnie Mae I Pool 5% 4/15/2040	1,729	1,758
Ginnie Mae I Pool 5% 4/15/2041	4,433	4,509
Ginnie Mae I Pool 5% 4/15/2041	3,042	3,093
Ginnie Mae I Pool 5% 4/15/2041	1,985	2,019
Ginnie Mae I Pool 5% 4/20/2048	343,555	350,488
Ginnie Mae I Pool 5% 6/15/2040	7,622	7,750
Ginnie Mae I Pool 5% 7/15/2040	12,611	12,823
Ginnie Mae I Pool 5% 7/15/2040	9,250	9,406
Ginnie Mae I Pool 5% 7/15/2040	7,736	7,866
Ginnie Mae I Pool 5% 8/15/2039	10,644	10,821
Ginnie Mae I Pool 5% 8/15/2039	904	919
Ginnie Mae I Pool 5% 8/15/2040	22,275	22,649
Ginnie Mae I Pool 5% 8/15/2040	18,420	18,731
Ginnie Mae I Pool 5% 9/15/2039	8,671	8,816
Ginnie Mae I Pool 5% 9/15/2040	12,334	12,541
Ginnie Mae I Pool 5% 9/15/2040	8,221	8,359
Ginnie Mae I Pool 6.5% 11/15/2035	2,408	2,518
Ginnie Mae I Pool 6.5% 4/15/2035	3,111	3,246
Ginnie Mae I Pool 6.5% 9/15/2035	7,016	7,301
Ginnie Mae I Pool 7% 1/15/2028	406	411
Ginnie Mae I Pool 7% 1/15/2028	17	18
Ginnie Mae I Pool 7% 10/15/2028	74	76
Ginnie Mae I Pool 7% 10/15/2031	1,856	1,915
Ginnie Mae I Pool 7% 12/15/2028	122	124
Ginnie Mae I Pool 7% 12/15/2030	2,918	3,009
Ginnie Mae I Pool 7% 2/15/2028	1,672	1,694
Ginnie Mae I Pool 7% 2/15/2028	25	25
Ginnie Mae I Pool 7% 2/15/2032	6,273	6,484
Ginnie Mae I Pool 7% 2/15/2032	185	192
Ginnie Mae I Pool 7% 3/15/2028	103	104
Ginnie Mae I Pool 7% 3/15/2029	829	847
Ginnie Mae I Pool 7% 3/15/2032	3,319	3,418
Ginnie Mae I Pool 7% 3/15/2032	2,237	2,304
Ginnie Mae I Pool 7% 3/15/2032	27	28
Ginnie Mae I Pool 7% 4/15/2028	249	253
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2029	689	703
Ginnie Mae I Pool 7% 4/15/2029	340	347
Ginnie Mae I Pool 7% 4/15/2031	474	486
Ginnie Mae I Pool 7% 4/15/2032	8,748	9,074
Ginnie Mae I Pool 7% 4/15/2032	959	994
Ginnie Mae I Pool 7% 4/15/2032	597	615
Ginnie Mae I Pool 7% 4/15/2032	152	157
Ginnie Mae I Pool 7% 5/15/2029	544	556
Ginnie Mae I Pool 7% 5/15/2032	277	287
Ginnie Mae I Pool 7% 6/15/2028	1,009	1,014
Ginnie Mae I Pool 7% 6/15/2028	307	312
Ginnie Mae I Pool 7% 6/15/2028	98	100
Ginnie Mae I Pool 7% 6/15/2032	2,557	2,651
Ginnie Mae I Pool 7% 6/15/2032	921	950
Ginnie Mae I Pool 7% 6/15/2032	75	77
Ginnie Mae I Pool 7% 6/15/2032	70	72
Ginnie Mae I Pool 7% 7/15/2028	189	189
Ginnie Mae I Pool 7% 7/15/2028	53	54
Ginnie Mae I Pool 7% 7/15/2028	11	10
Ginnie Mae I Pool 7% 7/15/2031	1,393	1,438
Ginnie Mae I Pool 7% 7/15/2031	558	574
Ginnie Mae I Pool 7% 7/15/2031	308	319
Ginnie Mae I Pool 7% 7/15/2032	332	345
Ginnie Mae I Pool 7% 8/15/2031	1,059	1,072
Ginnie Mae I Pool 7% 8/15/2031	867	896
Ginnie Mae I Pool 7% 8/15/2031	86	88
Ginnie Mae I Pool 7% 9/15/2031	943	969
Ginnie Mae I Pool 7% 9/15/2031	276	284
Ginnie Mae I Pool 7% 9/15/2031	142	147
Ginnie Mae I Pool 7.5% 10/15/2027	87	88
Ginnie Mae I Pool 7.5% 10/15/2027	10	9
Ginnie Mae I Pool 7.5% 10/15/2028	1,633	1,672
Ginnie Mae I Pool 7.5% 12/15/2027	324	331
Ginnie Mae I Pool 7.5% 2/15/2027	44	44
Ginnie Mae I Pool 7.5% 3/15/2028	1,042	1,063
Ginnie Mae I Pool 7.5% 4/15/2027	368	372
Ginnie Mae I Pool 7.5% 4/15/2027	328	333
Ginnie Mae I Pool 7.5% 4/15/2027	147	149
Ginnie Mae I Pool 7.5% 4/15/2027	119	121
Ginnie Mae I Pool 7.5% 4/15/2027	101	102
Ginnie Mae I Pool 7.5% 4/15/2027	56	57
Ginnie Mae I Pool 7.5% 4/15/2027	43	43
Ginnie Mae I Pool 7.5% 4/15/2027	33	33
Ginnie Mae I Pool 7.5% 4/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	117	118
Ginnie Mae I Pool 7.5% 8/15/2028	134	135
Ginnie Mae I Pool 8% 3/15/2030	575	592
Ginnie Mae I Pool 8% 5/15/2030	299	308
Ginnie Mae I Pool 8% 9/15/2030	592	611
Ginnie Mae II Pool 2% 1/20/2051	20,477,857	16,952,647
Ginnie Mae II Pool 2% 10/20/2050	4,870,741	4,032,255
Ginnie Mae II Pool 2% 11/20/2050	2,173,590	1,799,412
Ginnie Mae II Pool 2% 12/20/2050	4,052,350	3,353,799
Ginnie Mae II Pool 2% 2/20/2051	4,498,873	3,724,404
Ginnie Mae II Pool 2% 9/20/2050	3,316,215	2,746,374
Ginnie Mae II Pool 2.5% 12/20/2051	72,586	62,542
Ginnie Mae II Pool 2.5% 2/20/2052	9,841,203	8,480,949
Ginnie Mae II Pool 2.5% 5/20/2052	13,882,634	11,964,856
Ginnie Mae II Pool 2.5% 6/20/2051	813,373	700,567
Ginnie Mae II Pool 2.5% 6/20/2054	431,475	371,803
Ginnie Mae II Pool 2.5% 7/20/2051	1,910,748	1,645,748
Ginnie Mae II Pool 2.5% 9/20/2051	1,936,004	1,667,501
Ginnie Mae II Pool 3% 1/20/2032	603,632	588,891
Ginnie Mae II Pool 3% 10/1/2055 (e)	7,425,000	6,631,885
Ginnie Mae II Pool 3% 10/20/2031	197,826	193,102
Ginnie Mae II Pool 3% 11/20/2031	212,851	207,652
Ginnie Mae II Pool 3% 12/20/2031	322,589	314,798
Ginnie Mae II Pool 3% 12/20/2046	871,016	789,516
Ginnie Mae II Pool 3% 2/20/2031	25,794	25,236
Ginnie Mae II Pool 3% 3/20/2031	52,170	51,026
Ginnie Mae II Pool 3% 3/20/2046	51,656	46,855
Ginnie Mae II Pool 3% 3/20/2050	420,351	376,685
Ginnie Mae II Pool 3% 4/20/2031	194,893	190,619
Ginnie Mae II Pool 3% 4/20/2047	16,921	15,338
Ginnie Mae II Pool 3% 4/20/2052	10,488,030	9,373,118
Ginnie Mae II Pool 3% 5/20/2031	412,794	403,625
Ginnie Mae II Pool 3% 7/20/2031	5,432	5,307
Ginnie Mae II Pool 3% 8/20/2031	63,260	61,784
Ginnie Mae II Pool 3% 9/20/2031	25,409	24,816
Ginnie Mae II Pool 3.5% 10/1/2055 (e)	1,525,000	1,390,826
Ginnie Mae II Pool 3.5% 12/20/2040	49,762	47,335
Ginnie Mae II Pool 4% 1/20/2041	163,893	159,628
Ginnie Mae II Pool 4% 1/20/2042	561,076	545,576
Ginnie Mae II Pool 4% 1/20/2046	2,203	2,125
Ginnie Mae II Pool 4% 10/1/2055 (e)	7,200,000	6,770,215
Ginnie Mae II Pool 4% 10/20/2040	79,863	77,802
Ginnie Mae II Pool 4% 10/20/2045	1,971	1,903
Ginnie Mae II Pool 4% 11/20/2040	323,247	314,829
Ginnie Mae II Pool 4% 12/20/2045	2,652	2,557
Ginnie Mae II Pool 4% 2/20/2041	5,328	5,189
Ginnie Mae II Pool 4% 3/20/2047	84,341	81,165
Ginnie Mae II Pool 4% 4/20/2047	303,211	291,790
Ginnie Mae II Pool 4% 5/20/2046	470,700	453,853
Ginnie Mae II Pool 4% 6/20/2045	53,563	51,749
Ginnie Mae II Pool 4% 7/20/2044	2,755	2,666
Ginnie Mae II Pool 4% 8/20/2043	19,890	19,287
Ginnie Mae II Pool 4% 8/20/2045	387,804	374,427
Ginnie Mae II Pool 4% 9/20/2040	126,828	123,549
Ginnie Mae II Pool 4% 9/20/2045	1,866	1,801
Ginnie Mae II Pool 4.5% 11/20/2054	1,838,967	1,786,417
Ginnie Mae II Pool 4.5% 3/20/2041	7,262	7,248
Ginnie Mae II Pool 4.5% 5/20/2040	48,385	48,306
Ginnie Mae II Pool 4.5% 5/20/2041	14,141	14,113
Ginnie Mae II Pool 4.5% 7/20/2040	36,938	36,875
Ginnie Mae II Pool 4.5% 7/20/2054	871,775	846,863
Ginnie Mae II Pool 4.5% 9/20/2040	168,578	168,278
Ginnie Mae II Pool 5% 10/1/2055 (e)	12,400,000	12,334,162
Ginnie Mae II Pool 5% 11/1/2055 (e)	4,750,000	4,718,471
Ginnie Mae II Pool 5% 12/20/2054	713,462	712,030
Ginnie Mae II Pool 5.5% 12/20/2054	575,213	579,818
Ginnie Mae II Pool 5.5% 2/20/2055	3,337,267	3,364,246
Ginnie Mae II Pool 5.5% 3/20/2055	1,143,051	1,152,292
Ginnie Mae II Pool 5.5% 6/20/2055	3,233,066	3,259,204
Ginnie Mae II Pool 5.5% 7/20/2055	5,836,047	5,883,228
Ginnie Mae II Pool 6% 10/1/2055 (e)	22,975,000	23,368,626
Ginnie Mae II Pool 6% 11/1/2055 (e)	3,325,000	3,381,707
Ginnie Mae II Pool 6% 12/20/2054	1,890,870	1,923,618
Ginnie Mae II Pool 6% 5/20/2055	10,351,026	10,540,811
Ginnie Mae II Pool 6.5% 5/20/2055	3,613,804	3,717,943
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	47,075,000	37,939,508
Uniform Mortgage Backed Securities 2% 11/1/2055 (e)	27,475,000	22,146,353
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	33,625,000	28,326,436
Uniform Mortgage Backed Securities 2.5% 11/1/2055 (e)	2,700,000	2,275,067
Uniform Mortgage Backed Securities 3% 10/1/2055 (e)	13,000,000	11,418,164
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	1,975,000	1,804,579
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	7,200,000	6,784,594
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	1,325,000	1,285,146
Uniform Mortgage Backed Securities 5% 10/1/2055 (e)	8,250,000	8,181,358
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (e)	9,900,000	9,982,371
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	45,275,000	46,247,706
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (e)	4,100,000	4,236,933
Uniform Mortgage Backed Securities 6.5% 11/1/2055 (e)	1,875,000	1,938,867
TOTAL UNITED STATES		641,306,437
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $650,826,459)		641,306,437

U.S. Treasury Obligations - 48.9%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02	12,353,900	7,867,408
US Treasury Bonds 1.75% 8/15/2041	1.94	43,542,800	29,544,470
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,838,834
US Treasury Bonds 2% 11/15/2041	2.00 to 2.14	16,500,000	11,587,383
US Treasury Bonds 2% 8/15/2051	1.86 to 1.94	32,104,200	18,808,547
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	22,515,926
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,626,734
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	29,139,469
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	21,556,969
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,874,000	20,242,597
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	48,059,522
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	62,490,274
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	19,575,000	18,070,172
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	4,913,310
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,605,475
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.98	40,951,000	41,078,972
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.91	25,100,000	25,186,281
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.49	1,463,977	1,430,672
US Treasury Notes 2.375% 3/31/2029	2.67	10,000,000	9,582,031
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	64,789,848
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	61,161,680
US Treasury Notes 3.625% 8/31/2030	3.58 to 3.61	11,900,000	11,838,641
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	64,800,000	64,827,844
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	123,792,773
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	85,544,531
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,890,302
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	126,832,580
US Treasury Notes 3.875% 8/31/2032	3.93	6,200,000	6,181,594
US Treasury Notes 4% 1/31/2029	4.30	28,000,000	28,302,969
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	39,507,801
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	65,800,000	66,182,976
US Treasury Notes 4% 6/30/2032	3.98	4,600,000	4,623,718
US Treasury Notes 4% 7/31/2032	4.11 to 4.12	30,200,000	30,341,563
US Treasury Notes 4.125% 11/15/2032	3.59	38,824,000	39,275,935
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	70,000,000	70,943,359
US Treasury Notes 4.125% 5/31/2032	4.05	593,000	600,545
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,317,269
US Treasury Notes 4.25% 11/15/2034	4.44	7,500,000	7,584,668
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	39,600,000	39,965,063
US Treasury Notes 4.25% 8/15/2035	4.03 to 4.15	55,400,000	55,850,125
US Treasury Notes 4.375% 1/31/2032	4.41	16,400,000	16,853,563
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	90,690,961
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	47,300,000	49,159,793
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,755,602
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,643,343,491)			1,578,960,749

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $140,678,261)	4.21	140,650,525	140,678,655

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $3,589,834,229)	3,504,533,305
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(275,324,151)
NET ASSETS - 100.0%	3,229,209,154

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 10/1/2055	(8,400,000)	(7,230,702)
Ginnie Mae II Pool 3% 10/1/2055	(7,425,000)	(6,631,884)
Ginnie Mae II Pool 3.5% 10/1/2055	(1,525,000)	(1,390,825)
Ginnie Mae II Pool 4% 10/1/2055	(7,200,000)	(6,770,215)
Ginnie Mae II Pool 5% 10/1/2055	(9,500,000)	(9,449,560)
Ginnie Mae II Pool 6% 10/1/2055	(15,625,000)	(15,892,700)
Uniform Mortgage Backed Securities 2% 10/1/2055	(73,050,000)	(58,873,734)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(11,125,000)	(9,371,944)
Uniform Mortgage Backed Securities 3% 10/1/2055	(13,000,000)	(11,418,164)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(4,400,000)	(4,020,328)
Uniform Mortgage Backed Securities 4% 10/1/2055	(7,200,000)	(6,784,594)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(1,325,000)	(1,285,147)
Uniform Mortgage Backed Securities 5.5% 10/1/2055	(3,300,000)	(3,327,457)
Uniform Mortgage Backed Securities 6.5% 10/1/2055	(1,875,000)	(1,937,622)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(144,384,876)

TOTAL TBA SALE COMMITMENTS (Proceeds $144,869,517)		(144,384,876)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	21	12/19/2025	2,362,172	954	954
CBOT 2Y US Treasury Notes Contracts (United States)	122	12/31/2025	25,420,797	2,698	2,698
CBOT US Treasury Ultra Bond Contracts (United States)	55	12/19/2025	6,605,156	(245)	(245)

TOTAL FUTURES CONTRACTS					3,407
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	10,600,000	(138,981)	139,717	736

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	26,500,000	6,982	0	6,982
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	4,630,000	1,674	0	1,674
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	14,740,000	(2,768)	0	(2,768)
TOTAL INTEREST RATE SWAPS							5,888	0	5,888

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $503,670,670 or 15.6% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,534,283	467,701,001	363,556,380	2,572,946	(249)	-	140,678,655	140,650,525	0.3%
Fidelity Securities Lending Cash Central Fund	7,141,810	166,238,053	173,379,863	4,135	-	-	-	-	0.0%
Total	43,676,093	633,939,054	536,936,243	2,577,081	(249)	-	140,678,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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